SCHEDULE OF OPERATING LEASE LIABILITY (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Office lease	$ 66,201	$ 66,201	$ 48,662
Reduction of lease liability	(14,214)	(3,277)	(48,662)
Less: office lease, current portion	(21,102)	(20,605)
Long term portion of lease liability	$ 30,885	$ 42,319